Long Term Incentive Compensation Plan	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Compensation Related Costs [Abstract]
Long Term Incentive Compensation Plan

(15) Long Term Incentive Compensation Plan

Alion adopted a long-term cash incentive compensation plan for certain executives in December 2008. The Company amended its incentive compensation plan in January 2010 and amended and restated it in June 2013. The most recent amendment creates new change in control provisions that apply to future grants. Individual incentive compensation grants contain specific financial and performance goals and vest over varying periods. Some grants are for a fixed amount; others provide a range of values from a minimum of 50% to a maximum of 150% of initial grant value. The Company periodically evaluates the probability that individuals will achieve stated financial and performance goals.

Alion recognizes long term incentive compensation expense based on outstanding grants’ stated values, estimated probability of achieving stated goals and estimated probable future grant values. The Company recognized $804 thousand and $1.6 million in incentive compensation expense for the three and six months ended March 31, 2014 and $742 thousand and $1.5 million in incentive compensation expense for the three and six months ended March 31, 2013.

(17) Long Term Incentive Plan

Alion adopted a long-term cash incentive compensation plan for certain executives in December 2008. The Company amended its incentive compensation plan in January 2010 and amended and restated it in June 2013. The most recent amendment creates new change in control provisions that apply to future grants. Individual incentive compensation grants contain specific financial and performance goals and vest over varying periods. Some grants are for a fixed amount; others provide a range of values from a minimum of 50% to a maximum of 150% of initial grant value. The Company periodically evaluates the probability that individuals will achieve stated financial and performance goals.

Alion recognizes long term incentive compensation expense based on outstanding grants’ stated values, estimated probability of achieving stated goals and estimated probable future grant values. The Company recognized $2.3 million, $1.4 million and $2.8 million in incentive compensation expense for the years ended September 30, 2013, 2012 and 2011.